Income Taxes - Schedule of non-capital loss carryforwards (Details)	Dec. 31, 2020 USD ($)
Income taxes paid (refund) [abstract]
2032	$ 26,982
2033	114,405
2034	144,411
2035	65,782
2036	689,676
2037	2,677,789
2038	6,092,686
2039	11,415,413
2040	23,670,249
Non-capital income tax losses expire	$ 44,897,393